Statement of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity-based compensation expense	$ 0.1			$ 0.3	$ 1.6		$ 0.3
Bargain purchase gain						(51.4)
Contingent consideration loss (income)		104.3	37.6
Unrealized (gains) losses from derivative activities	(27.1)			(40.9)
Deferred income taxes		7.7		(0.8)			0.5
Loss on early extinguishment of derivatives		(92.0)
Successor | Member Interest
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME (LOSS)	24.8				28.3
Predecessor
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity-based compensation expense				0.3			0.3
Northern Tier Energy LP
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME (LOSS)		113.1	(264.4)
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization		24.6	22.3
Non-cash interest expense		8.1	2.9
Equity-based compensation expense		1.4	1.1
Contingent consideration loss (income)		104.3	(37.6)
Unrealized (gains) losses from derivative activities		(32.6)	334.5
Deferred income taxes		7.7
Loss on early extinguishment of derivatives		136.8
Changes in assets and liabilities, net:
Accounts receivable		(52.7)	(3.1)
Inventories		(2.1)	3.6
Other current assets		9.2	15.9
Accounts payable and accrued expenses		(136.4)	119.2
Other, net		(6.6)	0.5
Net cash provided by operating activities		174.8	194.9
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures		(13.3)	(27.4)
Acquisition, net of cash acquired			(112.8)
Return of capital from investments		1.3	1.7
Net cash used in investing activities		(12.0)	(138.5)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of senior secured notes		(29.0)
Borrowings from revolving credit arrangement			55.0
Repayments of revolving credit arrangement			(55.0)
Proceeds from IPO, net of direct costs of issuance		230.4
Distributions		(164.2)	(2.5)
Net cash (used in) provided by financing activities		37.2	(2.5)
CASH AND CASH EQUIVALENTS
Change in cash and cash equivalents		200.0	53.9
Cash and cash equivalents at beginning of period		123.5	72.8		72.8
Cash and cash equivalents at end of period		323.5	126.7
Northern Tier Energy LLC
CASH AND CASH EQUIVALENTS
Cash and cash equivalents at end of period	72.8				123.5	72.8
Northern Tier Energy LLC | Successor
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME (LOSS)	24.8				28.3
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	2.2				29.5
Equity-based compensation expense	0.1				1.6
Bargain purchase gain	(51.4)
Equity method investment, net	0.6
Contingent consideration loss (income)					(55.8)
Unrealized (gains) losses from derivative activities	27.1				41.9
Changes in assets and liabilities, net:
Accounts receivable	(100.2)				18.3
Inventories	38.6				2.3
Other current assets	(27.7)				(6.8)
Accounts payable and accrued expenses	86.4				146.4
Other, net	(0.5)				3.6
Net cash provided by operating activities					209.3
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(2.5)				(45.9)
Acquisition, net of cash acquired	(360.8)				(112.8)
Return of capital from investments					2.4
Net cash used in investing activities	(363.3)				(156.3)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings from senior secured notes	290.0
Borrowings from revolving credit arrangement					95.0
Repayments of revolving credit arrangement					(95.0)
Financing costs	(34.1)
Investment from members	180.2
Net cash (used in) provided by financing activities	436.1				(2.3)
CASH AND CASH EQUIVALENTS
Change in cash and cash equivalents	72.8				50.7
Cash and cash equivalents at beginning of period			72.8		72.8
Cash and cash equivalents at end of period	72.8				123.5	72.8
Northern Tier Energy LLC | Successor | Member Interest
CASH FLOWS FROM FINANCING ACTIVITIES
Distributions					(2.3)
Northern Tier Energy LLC | Predecessor
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME (LOSS)				61.0			54.7
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization				37.3			40.2
Equity-based compensation expense				0.3			0.3
Equity method investment, net				0.6			0.3
Unrealized (gains) losses from derivative activities				40.9
Deferred income taxes				(0.8)			0.5
Changes in assets and liabilities, net:
Accounts receivable				(16.3)			(14.7)
Inventories				2.5			(6.8)
Accounts payable and accrued expenses				23.8			31.2
Receivables from and payables to related parties				(1.2)			23.8
Other, net				(2.7)			(0.1)
Net cash provided by operating activities				145.4			129.4
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures				(29.8)			(29.0)
Disposals of assets				0.4			0.7
Return of capital from investments				0.1			3.3
Net cash used in investing activities				(29.3)			(25.0)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash (used in) provided by financing activities				(115.4)			(103.9)
CASH AND CASH EQUIVALENTS
Change in cash and cash equivalents				0.7			0.5
Cash and cash equivalents at beginning of period				6.0		6.0	5.5
Cash and cash equivalents at end of period				6.7			6.0
Northern Tier Energy LLC | Predecessor | Marathon
CASH FLOWS FROM FINANCING ACTIVITIES
Distributions				$ (115.4)			$ (103.9)